Property and Equipment (Details Narrative) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 10,298	$ 20,841	$ 30,288	$ 7,141